EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund, Cornerstone Advisors Real Assets Fund and Cornerstone Advisors Core Plus Bond Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 21, 2018 (SEC Accession No. 0001398344-18-018434), in interactive data format.